MUZINICH CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS at September 30, 2021 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 80.2%
Aerospace/Defense: 0.4%
	TransDigm Inc
1,525,000	8.000%, 12/15/25	$1,627,938

Airlines: 3.5%
	American Airlines Inc/AAdvantage Loyalty IP Ltd
550,000	5.500%, 4/20/26	578,875
425,000	5.750%, 4/20/29	458,490
	Delta Air Lines Inc
950,000	7.375%, 1/15/26	1,119,292
	Delta Air Lines Inc / SkyMiles IP Ltd
1,175,000	4.750%, 10/20/28	1,310,743
	Emirates Airline
1,419,943	4.500%, 2/6/25	1,457,259
	International Consolidated Airline
EUR 200,000	–%, 7/4/27 [7]	213,986
	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd
3,150,000	6.500%, 6/20/27	3,428,578
	Singapore Airlines Ltd
3,846,000	3.000%, 7/20/26	3,948,368
	United Airlines Inc
900,000	4.375%, 4/15/26	924,750
550,000	4.625%, 4/15/29	569,085
		14,009,426
Automotive & Auto Parts: 7.7%
	Faurecia SE
EUR 850,000	2.375%, 6/15/27	991,954
	FCE Bank PLC
EUR 550,000	1.615%, 5/11/23	650,108
	Ford Motor Credit Co LLC
1,757,000	3.339%, 3/28/22	1,769,088
2,000,000	3.350%, 11/1/22	2,034,760
4,250,000	3.087%, 1/9/23	4,317,787
1,125,000	3.370%, 11/17/23	1,154,419
1,375,000	4.063%, 11/1/24	1,447,518
	General Motors Co
1,650,000	6.125%, 10/1/25	1,933,293
2,375,000	6.800%, 10/1/27	2,966,439
	General Motors Financial Co Inc
2,550,000	2.700%, 8/20/27	2,647,055
	Hyundai Capital America
2,575,000	1.650%, 9/17/26	2,551,960
	IHO Verwaltungs GmbH
EUR 900,000	3.625% Cash or 4.375% PIK, 5/15/25 PIK	1,060,608
EUR 400,000	3.750% Cash or 4.500% PIK, 9/15/26 PIK	472,245
	Kia Corp
470,000	3.250%, 4/21/26	502,171
570,000	3.500%, 10/25/27	618,831
	Schaeffler AG
EUR 900,000	2.750%, 10/12/25	1,111,342
	Volkswagen International Finance NV
EUR 1,900,000	3.500% (5 Year Swap Rate EUR + 3.746%), 6/17/66 [1,3,4]	2,366,549
	Zf Fubabce Gmbh
EUR 900,000	2.750%, 5/25/27	1,081,674
	ZF North America Capital Inc
1,639,000	4.500%, 4/29/22	1,663,585
		31,341,386
Banking: 7.6%
	ABN AMRO Bank NV
3,400,000	4.400% (5 Year Swap Rate USD + 2.197%), 3/27/28 [1,4]	3,557,332
	Australia & New Zealand Banking Group Ltd
410,000	2.950% (5 Year CMT Rate + 1.288%), 7/22/30 [1,4]	426,187
	Banco Bradesco SA
2,319,000	3.200%, 1/27/25	2,352,046
	Banco Daycoval SA
850,000	4.250%, 12/13/24	881,034
	Banco do Brasil SA
971,000	4.750%, 3/20/24	1,032,911
	Bancolombia SA
500,000	4.875% (5 Year CMT Rate + 2.929%), 10/18/27 [1,4]	505,625
	Bank Leumi Le-Israel BM
1,330,000	3.275% (5 Year CMT Rate + 1.631%), 1/29/31 [1,4]	1,364,913
	Barclays PLC
GBP 1,300,000	3.125%, 1/17/24	1,826,521
	BBVA Bancomer SA
1,282,000	1.875%, 9/18/25	1,290,589
	Caixa Geral de Depositos SA
EUR 900,000	5.750% (5 Year Swap Rate EUR + 5.500%), 6/28/28 [1,4]	1,135,757
	Deutsche Bank AG
2,200,000	4.296% (5 Year Swap Rate USD + 2.248%), 5/24/28 [1,4]	2,281,114
	Emirates NBD Bank PJSC
860,000	2.625%, 2/18/25	898,584
	Erste Group Bank AG
EUR 1,000,000	6.500% (5 Year Swap Rate EUR + 6.204%), 4/15/70 [1,3,4]	1,287,102
	Global Bank Corp
800,000	5.250% (3 Month LIBOR USD + 3.300%), 4/16/29 [1,4]	845,000
	ING Groep NV
3,050,000	4.700% (5 Year Swap Rate USD + 1.938%), 3/22/28 [1,4]	3,204,532
	Itau Unibanco Holding SA
450,000	5.125%, 5/13/23	472,477
	QNB Finance Ltd
3,470,000	2.625%, 5/12/25	3,617,544
	Societe Generale SA
EUR 1,300,000	1.375% (5 Year Swap Rate EUR + 0.900%), 2/23/28 [1,4]	1,530,190
	Standard Chartered PLC
1,300,000	3.516% (5 Year CMT Rate + 1.850%), 2/12/30 [1,4]	1,354,257
	Volksbank Wien AG
EUR 800,000	2.750% (5 Year Swap Rate EURIBOR + 2.550%), 10/6/27 [1,4]	950,075
		30,813,790
Broadcasting: 0.7%
	Discovery Communications LLC
1,100,000	4.900%, 3/11/26	1,250,215
	Sirius XM Radio Inc
250,000	3.125%, 9/1/26	253,750
	TEGNA Inc
1,400,000	4.750%, 3/15/26	1,462,125
		2,966,090
Building Materials: 0.3%
	Cemex SAB de CV
900,000	7.375%, 6/5/27	997,875

Cable/Satellite TV: 1.4%
	CSC Holdings LLC
2,070,000	6.750%, 11/15/21	2,077,762
2,850,000	5.875%, 9/15/22	2,953,313
	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
575,000	5.875%, 8/15/27	600,875
		5,631,950
Capital Goods: 1.6%
	Agco International Holding
EUR 600,000	–%, 10/6/28 [7]	698,717
	Alfa SAB de CV
2,430,000	5.250%, 3/25/24	2,616,527
	General Electric Co
1,100,000	3.450%, 5/1/27	1,207,394
1,475,000	6.750%, 3/15/32	2,018,915
		6,541,553
Chemicals: 3.1%
	Alpek SAB de CV
2,306,000	4.250%, 9/18/29	2,474,684
	Equate Petrochemical BV
500,000	4.250%, 11/3/26	551,535
	INEOS Quattro Finance 2 PLC
EUR 475,000	2.500%, 1/15/26	556,294
	Kraton Polymers LLC / Kraton Polymers Capital Corp
EUR 425,000	5.250%, 5/15/26	507,066
	MEGlobal Canada ULC
500,000	5.000%, 5/18/25	553,353
	OCI NV
EUR 1,075,000	–%, 10/15/25 [7]	1,294,158
	Orbia Advance Corp SAB de CV
1,000,000	4.000%, 10/4/27	1,091,260
	Sherwin-Williams Co/The
2,975,000	3.450%, 6/1/27	3,267,276
	UPL Corp Ltd
2,322,000	4.500%, 3/8/28	2,476,419
		12,772,045
Consumer-Products: 0.2%
	Church & Dwight Co Inc
900,000	3.150%, 8/1/27	992,297

Containers: 2.2%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc
EUR 1,525,000	2.125%, 8/15/26	1,769,790
3,050,000	4.125%, 8/15/26	3,167,974
	Ball Corp
700,000	5.000%, 3/15/22	713,807
2,000,000	4.000%, 11/15/23	2,110,000
1,275,000	3.125%, 9/15/31	1,260,756
		9,022,327
Diversified Financial Services: 7.2%
	Alliance Data Systems Corp
1,800,000	4.750%, 12/15/24	1,845,914
	Credit Suisse AG
1,000,000	6.500%, 8/8/23	1,096,674
	Credit Suisse Group AG
1,800,000	7.500% (5 Year Swap Rate USD + 4.598%), 12/29/49 [1,3,4]	1,970,633
	Goldman Sachs Group Inc/The
2,325,000	1.542% (SOFR + 0.818%), 9/10/27 [1,4]	2,318,608
	Grupo de Inversiones Suramericana SA
1,500,000	5.500%, 4/29/26	1,614,390
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
725,000	4.750%, 9/15/24	754,906
1,425,000	6.375%, 12/15/25	1,457,063
	ICD Funding Ltd
3,000,000	3.223%, 4/28/26	3,039,675
	Intrum AB
EUR 1,175,000	4.875%, 8/15/25	1,431,777
	MDGH - GMTN BV
790,000	2.500%, 5/21/26	826,379
	MSCI Inc
1,550,000	3.625%, 11/1/31	1,614,906
	OneMain Finance Corp
625,000	6.125%, 3/15/24	668,594
	Power Finance Corp Ltd
2,000,000	3.950%, 4/23/30	2,047,749
	SoftBank Group Corp
300,000	5.375%, 7/30/22	306,480
2,425,000	5.125%, 9/19/27	2,470,612
	SPARC EM SPC Panama Metro Line 2 SP
75,278	–%, 12/5/22 [7]	74,348
	UBS AG
1,500,000	5.125%, 5/15/24	1,642,605
	UBS Group AG
3,500,000	7.000% (USSW5YF + 4.866%), 12/29/49 [1,3,4]	3,992,187
		29,173,500
Diversified Media: 0.5%
	Adevinta ASA
EUR 1,575,000	2.625%, 11/15/25	1,867,268

Energy: 7.3%
	Blue Racer Midstream LLC / Blue Racer Finance Corp
775,000	7.625%, 12/15/25	838,938
	BP Capital Markets PLC
EUR 1,250,000	3.250% (5 Year Swap Rate EUR + 3.880%), 6/22/70 [1,3,4]	1,548,122
	Cheniere Corpus Christi Holdings LLC
2,475,000	5.125%, 6/30/27	2,861,765
	Ecopetrol SA
1,000,000	6.875%, 4/29/30	1,171,750
	Enbridge Inc
1,050,000	–%, 10/4/26 [7]	1,055,509
	Energean Israel Finance Ltd
1,370,000	4.500%, 3/30/24	1,400,825
	Energy Transfer LP
1,100,000	5.500%, 6/1/27	1,290,523
	EQT Corp
1,100,000	6.625%, 2/1/25 [1]	1,260,380
525,000	3.125%, 5/15/26	538,844
	Galaxy Pipeline Assets Bidco Ltd
2,700,000	1.750%, 9/30/27	2,732,706
	Leviathan Bond Ltd
630,000	5.750%, 6/30/23	656,814
775,000	6.125%, 6/30/25	842,378
	Oleoducto Central SA
2,449,000	4.000%, 7/14/27	2,525,531
	Petrobras Global Finance BV
3,427,000	7.375%, 1/17/27	4,139,113
	Petroleos Mexicanos
1,000,000	6.875%, 10/16/25	1,096,250
	Rockies Express Pipeline LLC
2,425,000	3.600%, 5/15/25	2,506,844
	Sabine Pass Liquefaction LLC
1,725,000	5.000%, 3/15/27	1,983,316
	Wintershall Dea Finance 2 BV
EUR 1,100,000	2.499% (5 Year Swap Rate EUR + 2.924%), 7/20/70 [1,3,4]	1,264,051
		29,713,659
Environmental: 0.2%
	GFL Environmental Inc
800,000	3.750%, 8/1/25	824,864

Food & Drug Retail: 0.8%
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
1,372,000	3.500%, 2/15/23	1,404,777
1,825,000	7.500%, 3/15/26	1,973,281
		3,378,058
Food/Beverage/Tobacco: 2.0%
	BRF SA
1,200,000	4.750%, 5/22/24	1,268,898
	Constellation Brands Inc
1,125,000	2.250%, 8/1/31	1,106,510
	Herbalife Nutrition Ltd / HLF Financing Inc
1,950,000	7.875%, 9/1/25	2,093,813
	Kraft Heinz Foods Co
1,100,000	3.875%, 5/15/27	1,201,165
	Post Holdings Inc
1,200,000	5.750%, 3/1/27	1,248,168
	Sigma Alimentos S.A. de CV
1,048,000	4.125%, 5/2/26	1,146,528
		8,065,082
Gaming: 0.6%
	Caesars Entertainment Inc
2,400,000	6.250%, 7/1/25	2,529,618

Healthcare: 6.2%
	180 Medical Inc
225,000	–%, 10/15/29 [7]	225,000
	AbbVie Inc
1,400,000	2.950%, 11/21/26	1,500,094
	Avantor Funding Inc
EUR 1,475,000	2.625%, 11/1/25	1,749,849
	Bausch Health Cos Inc
2,879,000	6.125%, 4/15/25	2,940,236
1,925,000	5.750%, 8/15/27	2,018,844
	Becton Dickinson and Co
1,100,000	3.700%, 6/6/27	1,218,285
	Centene Corp
1,075,000	2.450%, 7/15/28	1,081,719
	CVS Health Corp
2,050,000	3.000%, 8/15/26	2,201,359
1,100,000	3.625%, 4/1/27	1,211,504
	HCA Inc
2,075,000	5.250%, 4/15/25	2,352,423
	Laboratory Corp of America Holdings
1,100,000	3.600%, 9/1/27	1,209,376
	MPT Operating Partnership LP / MPT Finance Corp
EUR 475,000	0.993%, 10/15/26	551,513
	Prime Healthcare Services Inc
1,375,000	7.250%, 11/1/25	1,476,406
	Select Medical Corp
625,000	6.250%, 8/15/26	658,031
	Tenet Healthcare Corp
277,000	4.625%, 7/15/24	281,501
1,550,000	7.500%, 4/1/25	1,646,875
	Teva Pharmaceutical Finance Co BV
1,050,000	3.650%, 11/10/21	1,054,410
	Teva Pharmaceutical Finance IV BV
1,000,000	3.650%, 11/10/21	1,003,885
	Viatris Inc
775,000	1.650%, 6/22/25	782,889
		25,164,199
Homebuilders/Real Estate: 4.6%
	ADLER Group SA
EUR 1,700,000	1.875%, 1/14/26	1,677,945
	ADLER Real Estate AG
EUR 300,000	2.125%, 2/6/24	315,780
	CIFI Holdings Group Co Ltd
1,250,000	5.500%, 1/23/23	1,251,705
	Country Garden Holdings Co Ltd
592,000	3.125%, 10/22/25	562,400
	Crown Castle International Corp
1,350,000	3.650%, 9/1/27	1,484,560
	CTP NV
EUR 1,025,000	0.625%, 9/27/26	1,188,539
	Equinix Inc
1,925,000	1.800%, 7/15/27	1,934,672
	Fastighets AB Balder
EUR 1,725,000	2.873% (5 Year Swap Rate EUR + 3.188%), 6/2/81 [1,4]	1,974,449
	Global Infrastructure Solutions Inc
2,694,000	5.625%, 6/1/29	2,759,060
	Lar ESPAna Real Estate Socimi SA
EUR 700,000	1.750%, 7/22/26	827,524
	Lennar Corp
1,400,000	4.750%, 11/29/27	1,624,112
	Rayonier LP
1,375,000	2.750%, 5/17/31	1,368,646
	Tritax EuroBox PLC
EUR 250,000	0.950%, 6/2/26	293,053
	Yanlord Land HK Co Ltd
1,250,000	6.750%, 4/23/23	1,264,487
		18,526,932
Hotels: 0.5%
	Marriott International Inc
1,100,000	3.125%, 6/15/26	1,176,763
	Whitbread Group PLC
GBP 550,000	3.375%, 10/16/25	777,753
		1,954,516
Insurance: 0.6%
	Allianz SE
EUR 2,000,000	4.750% (3 Month EURIBOR + 3.600%), 10/24/70 [1,3,4]	2,524,687

Leisure: 1.3%
	Expedia Group Inc
1,350,000	6.250%, 5/1/25	1,556,475
1,100,000	5.000%, 2/15/26	1,242,408
1,100,000	4.625%, 8/1/27	1,247,372
1,375,000	2.950%, 3/15/31	1,389,088
		5,435,343
Metals/Mining: 0.7%
	AngloGold Ashanti Holdings PLC
500,000	3.750%, 10/1/30	513,433
	Gold Fields Orogen Holdings BVI Ltd
900,000	6.125%, 5/15/29	1,056,375
	Orano SA
EUR 1,000,000	2.750%, 3/8/28	1,224,953
		2,794,761
Paper: 0.3%
	Inversiones CMPC SA
1,200,000	4.375%, 4/4/27	1,325,700

Quasi & Foreign Government: 2.6%
	Abu Dhabi Government International Bond
1,000,000	2.125%, 9/30/24	1,038,586
	Brazilian Government International Bond
950,000	4.250%, 1/7/25	1,021,882
	China Government International Bond
500,000	1.950%, 12/3/24	521,028
	Colombia Government International Bond
1,000,000	4.000%, 2/26/24	1,047,825
	Indian Railway Finance Corp Ltd
1,450,000	3.730%, 3/29/24	1,532,492
1,175,000	3.249%, 2/13/30	1,186,348
	Indonesia Government International Bond
940,000	4.125%, 1/15/25	1,030,395
	Mexico Government International Bond
950,000	3.600%, 1/30/25	1,035,956
	Panama Government International Bond
950,000	4.000%, 9/22/24	1,021,972
	Qatar Government International Bond
950,000	3.375%, 3/14/24	1,011,199
		10,447,683
Restaurants: 0.6%
	Darden Restaurants Inc
1,100,000	3.850%, 5/1/27	1,220,670
	McDonald's Corp
1,100,000	3.500%, 7/1/27	1,215,412
		2,436,082
Services: 0.5%
	WASH Multifamily Acquisition Inc
475,000	5.750%, 4/15/26	495,188
	WESCO Distribution Inc
1,525,000	7.125%, 6/15/25	1,633,397
		2,128,585
Steel: 1.4%
	Gerdau Trade Inc
1,850,000	4.875%, 10/24/27	2,059,605
	JSW Steel Ltd
1,250,000	5.950%, 4/18/24	1,328,125
	Usiminas International SARL
2,212,000	5.875%, 7/18/26	2,335,872
		5,723,602
Super Retail: 1.4%
	Advance Auto Parts Inc
1,350,000	1.750%, 10/1/27	1,344,499
	AutoNation Inc
1,100,000	2.400%, 8/1/31	1,072,073
	Hanesbrands Inc
1,525,000	5.375%, 5/15/25	1,598,398
	Kohl's Corp
775,000	3.375%, 5/1/31	799,174
	Lowe's Cos Inc
1,025,000	2.800%, 9/15/41	995,896
		5,810,040
Technology: 3.5%
	Arqiva Broadcast Finance PLC
GBP 1,800,000	6.750%, 9/30/23	2,476,216
	Broadcom Inc
675,000	1.950%, 2/15/28	666,042
2,980,000	3.419%, 4/15/33	3,090,840
4,295,000	–%, 11/15/35 [7]	4,282,021
1,325,000	–%, 11/15/36 [7]	1,321,282
	Dell International LLC / EMC Corp
1,100,000	6.100%, 7/15/27	1,364,891
	NXP BV / NXP Funding LLC / NXP USA Inc
900,000	3.150%, 5/1/27	960,071
		14,161,363
Telecommunications: 5.7%
	AT&T Inc
1,100,000	4.250%, 3/1/27	1,246,211
700,000	2.300%, 6/1/27	724,666
	Bharti Airtel International Netherlands BV
500,000	5.350%, 5/20/24	545,658
	Lumen Technologies Inc
2,575,000	5.125%, 12/15/26	2,674,781
	Ooredoo International Finance Ltd
950,000	5.000%, 10/19/25	1,087,732
	PPF Telecom Group BV
EUR 1,225,000	3.250%, 9/29/27	1,543,872
	Sprint Corp
2,138,000	7.875%, 9/15/23	2,391,887
	TalkTalk Telecom Group Ltd
GBP 700,000	3.875%, 2/20/25	926,674
	T-Mobile USA Inc
975,000	4.000%, 4/15/22	987,597
675,000	2.250%, 2/15/26	683,437
450,000	2.250%, 2/15/26	455,625
2,975,000	3.750%, 4/15/27	3,278,035
1,700,000	3.875%, 4/15/30	1,880,953
	Verizon Communications Inc
2,325,000	2.100%, 3/22/28	2,359,956
	Vmed O2 UK Financing I PLC
GBP 1,710,000	4.000%, 1/31/29	2,327,095
		23,114,179
Transportation Excluding Air/Rail: 2.6%
	Autostrade per l'Italia SPA
EUR 1,700,000	1.750%, 2/1/27	2,039,143
	DP World Crescent Ltd
1,850,000	4.848%, 9/26/28	2,114,872
	DP World Ltd
EUR 2,240,000	2.375%, 9/25/26	2,780,605
	Gatwick Funding Ltd
GBP 550,000	6.125%, 3/2/28 [1]	875,599
	Go-Ahead Group PLC/The
GBP 800,000	2.500%, 7/6/24	1,094,662
	Heathrow Funding Ltd
GBP 525,000	7.125%, 2/14/24	798,340
	Stagecoach Group PLC
GBP 680,000	4.000%, 9/29/25	994,829
		10,698,050
Utilities: 0.4%
	National Central Cooling Co PJSC
1,600,000	2.500%, 10/21/27	1,611,053

TOTAL CORPORATE BONDS
(Cost $322,159,201)		326,125,501

CONVERTIBLE BONDS: 0.5%
Banking: 0.5%
	Bank of Ireland Group PLC
2,075,000	4.125% (5 Year CMT Rate + 2.500%), 9/19/27 [1,4]	2,120,961

TOTAL CONVERTIBLE BONDS
(Cost $2,115,592)		2,120,961

Shares
AFFILIATED MUTUAL FUNDS: 1.1%
431,269	Muzinich High Income Floating Rate Fund	4,342,878

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $4,265,610)		4,342,878

Principal Amount †
BANK LOANS: 12.6%
Automotive & Auto Parts: 1.0%
	Autokiniton US Holdings Inc
847,875	5.000% (1 Month LIBOR + 4.500%), 4/6/28 [1,2]	848,935
	First Brands Group LLC
2,011,097	6.000% (3 Months LIBOR + 5.000%), 3/24/27 [1,2]	2,035,732
	Wheel Pros Inc
1,125,000	5.250% (1 Month LIBOR + 4.500%), 5/11/28 [1,2]	1,125,934
		4,010,601
Capital Goods: 0.2%
	Arvos BidCo SARL
502,195	6.500% (3 Months LIBOR + 5.500%), 8/29/23 [1,2]	374,135
	Raymond Bartlett Snow Holding LLC
506,098	6.500% (3 Months LIBOR + 5.500%), 8/29/23 [1,2]	377,043
		751,178
Chemicals: 1.2%
	Eco Services Operations Corp
598,500	3.250% (1 Month LIBOR + 2.750%), 6/9/28 [1,2]	599,500
	Lummus Technology Holdings V LLC
1,894,523	3.584% (1 Month LIBOR + 3.500%), 6/30/27 [1,2]	1,894,267
	Rohm Holding GmbH
2,487,342	4.904% (6 Months LIBOR + 4.750%), 7/31/26 [1,2]	2,488,896
		4,982,663
Consumer-Products: 1.1%
	Journey Personal Care Corp
1,371,563	5.000% (3 Months LIBOR + 4.250%), 3/1/28 [1,2]	1,376,425
	Kronos Acquisition Holdings Inc
1,985,000	4.250% (3 Months LIBOR + 3.750%), 12/22/26 [1,2]	1,941,410
	Sunshine Luxembourg VII SARL
1,169,125	4.500% (3 Months LIBOR + 3.750%), 10/1/26 [1,2]	1,173,731
		4,491,566
Diversified Financial Services: 0.4%
	Jane Street Group LLC
1,811,313	2.834% (1 Month LIBOR + 2.750%), 1/31/28 [1,2]	1,795,690

Diversified Media: 0.3%
	Clear Channel Outdoor Holdings Inc
1,237,374	3.629% (3 Months LIBOR + 3.500%), 8/7/26 [1,2]	1,213,684

Healthcare: 2.2%
	Auris Luxembourg III SARL
1,234,180	3.835% (1 Month LIBOR + 3.750%), 7/25/25 [1,2]	1,225,312
	Carestream Health Inc
1,178,462	7.750% (6 Months LIBOR + 6.750%), 5/8/23 [1,2]	1,185,586
	Gainwell Acquisition Corp
746,241	4.750% (3 Months LIBOR + 4.000%), 8/17/27 [1,2]	749,039
	One Call Corp
2,094,750	6.250% (3 Months LIBOR + 5.500%), 4/5/27 [1,2]	2,115,698
	Pluto Acquisition I Inc
349,125	4.121% (3 Months LIBOR + 4.000%), 6/22/26 [1,2]	349,343
	US Radiology Specialists Inc
2,481,250	6.250% (3 Months LIBOR + 5.500%), 12/10/27 [1,2]	2,495,976
	Verscend Holding Corp
575,000	4.084% (1 Month LIBOR + 4.000%), 8/27/25 [1,2]	576,555
		8,697,509
Insurance: 0.3%
	Acrisure LLC
1,237,437	3.632% (3 Months LIBOR + 3.500%), 2/16/27 [1,2]	1,228,157

Paper: 0.3%
	SPA US HoldCo Inc
1,144,257	4.750% (3 Months LIBOR + 4.000%), 3/11/28 [1,2]	1,148,073

Restaurants: 0.1%
	IRB Holding Corp
297,750	3.366% (3 Months LIBOR + 3.250%), 12/15/27 [1,2]	298,565

Services: 1.2%
	Franchise Group Inc
1,630,890	5.500% (3 Months LIBOR + 4.750%), 3/31/26 [1,2]	1,642,102
	LBM Acquisition LLC
323,377	4.500% (3 Months LIBOR + 3.750%), 12/17/27 [1,2]	320,818
72,222	4.500% (1 Month LIBOR + 3.750%), 12/17/27 [1,2]	71,650
	Revint Intermediate II LLC
1,492,500	5.750% (1 Month LIBOR + 5.000%), 10/8/27 [1,2]	1,502,761
	Summer BC Holdco B SARL
1,237,406	5.134% (3 Months LIBOR + 5.000%), 12/4/26 [1,2]	1,240,369
		4,777,700
Steel: 0.2%
	TMS International Corp
597,000	3.750% (1 Month LIBOR + 2.750%), 8/14/24 [1,2]	597,746

Super Retail: 0.7%
	S&S Holdings LLC
2,985,000	5.500% (3 Months LIBOR + 5.000%), 2/18/28 [1,2]	2,970,075

Technology: 2.6%
	Ahead DB Holdings LLC
1,246,875	4.500% (3 Months LIBOR + 3.750%), 10/18/27 [1,2]	1,253,365
	Constant Contact Inc
2,571,010	4.750% (1 Month LIBOR + 4.000%), 2/10/28 [1,2]	2,567,796
	CT Technologies Intermediate Holdings Inc
621,875	6.000%, 12/31/25 [1,2,5,6]	623,722
	Dcert Buyer Inc
2,076,052	4.084% (1 Month LIBOR + 4.000%), 10/16/26 [1,2]	2,078,937
	LogMeIn Inc
1,240,625	4.833% (1 Month LIBOR + 4.750%), 8/31/27 [1,2]	1,241,500
	Proofpoint Inc
625,000	3.750% (3 Months LIBOR + 3.250%), 6/9/28 [1,2]	622,500
	Surf Holdings LLC
1,234,381	3.616% (3 Months LIBOR + 3.500%), 3/5/27 [1,2]	1,229,400
	Synamedia Americas Holdings Inc
890,120	6.110% (2 Months LIBOR + 6.000%), 10/31/24 [1,2]	873,430
		10,490,650
Telecommunications: 0.5%
	Voyage Australia Pty Ltd
1,900,000	4.000% (3 Months LIBOR + 3.500%), 5/18/28 [1,2]	1,902,375

Transportation Excluding Air/Rail: 0.3%
	American Trailer World Corp
1,122,188	4.500% (1 Month LIBOR + 3.750%), 3/3/28 [1,2]	1,118,400

Utilities: 0.2%
	Exgen Renewables IV LLC
659,810	3.500% (3 Months LIBOR + 2.500%), 12/15/27 [1,2]	660,688

TOTAL BANK LOANS
(Cost $50,777,372)		51,135,320

TOTAL INVESTMENTS IN SECURITIES: 94.4%
(Cost $379,317,775)		383,724,660
Other Assets in Excess of Liabilities: 5.6%		22,855,214
TOTAL NET ASSETS: 100.0%		$406,579,874

†	In U.S. Dollars unless otherwise indicated.
EUR -	Euro
EURIBOR -	Euro Interbank Offered Rate
GBP -	Great Britain Pound
LIBOR -	London Interbank Offered Rate
PIK	Payment-in-Kind - represents the security may pay interest in additional par.
USD -	United States Dollar

[1]	Variable rate security; rate shown is the rate in effect on September 30, 2021. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[3]	Perpetual call date security. Date shown is next call date.
[4]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on September 30, 2021. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[5]	All or a portion of the loan may be unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.
[7]	Zero coupon security.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2021 (Unaudited)

The Muzinich Credit Opportunities Fund (the "Fund") had the following forward foreign currency exchange contracts outstanding with the Bank of New York:

		U.S. Dollar Value at		U.S. Dollar Value at	Unrealized Appreciation
Settlement Date	Currency to be Delivered	September 30, 2021	Currency to be Received	September 30, 2021	(Depreciation)
12/13/2021	EUR 37,900,000	$43,972,925	USD 44,851,387	$44,851,387	$878,462
12/13/2021	GBP 9,600,000	12,936,808	USD 13,263,020	13,263,020	326,212
		$56,909,733		$58,114,407	$1,204,674

Summary of Fair Value Exposure at September 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021. See the Schedule of Investments for the
industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$326,125,501	$–	$326,125,501
Convertible Bonds	–	2,120,961	–	2,120,961
Affiliated Mutual Funds	4,342,878	–	–	4,342,878
Bank Loans	–	51,135,320	–	51,135,320
Total Assets	$4,342,878	$379,381,782	$–	$383,724,660
Other Financial Instruments[1]:
Forwards	$–	$1,204,674	$–	$1,204,674
Total Other Financial Instruments	$–	$1,204,674	$–	$1,204,674

[1] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the investment.

Controlled Company
Affiliated Mutual Fund	Share/Par Balance September 30, 2021	Value as of December 31, 2020	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Value as of September 30, 2021	Dividend and Interest Income
Muzinich High Income Floating Rate Fund	431,269	$5,992,656	$-	$(1,750,000)	$15,609	$84,613	$4,342,878	$108,457